Capital Risk Management	12 Months Ended
Dec. 31, 2022
Capital Risk Management
Capital Risk Management

25. Capital Risk Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximize shareholders value.

The Group monitors capital using a gearing ratio, defined under certain of the Group’s credit facilities as total debt and derivative financial instruments divided by total equity plus total debt and derivative financial instruments (Note 13). The gearing ratio is calculated as follows:

	As of December 31,
	2021	2022
Borrowings, current portion	553,161	294,977
Borrowings, non-current portion	3,105,059	3,004,767
Lease liabilities, current portion	30,905	48,548
Lease liabilities, non-current portion	271,945	287,828
Derivative financial instruments, current liability	25,518	2,834
Derivative financial instruments, non-current liability	28,694	5,498
Derivative financial instruments, current assets	(596)	(25,383)
Derivative financial instruments, non-current assets	(1,913)	(13,225)
Total debt	4,012,773	3,605,844
Total equity	1,568,371	1,721,778
Total debt and equity	5,581,144	5,327,622
Gearing ratio	71.9%	67.7%